Intangible assets and goodwill (Tables)	12 Months Ended
Jun. 30, 2023
Intangible assets and goodwill
Schedule of components of intangible assets and goodwill

	As of June 30,
(in € thousands)	2022	2023
Intangible assets with finite life
Software and license	745	806
Intangible assets with indefinite life
Trademark	15,585	15,585
Goodwill	138,892	138,892
	155,223	155,283

Intangible assets with finite useful lives
Intangible assets and goodwill
Schedule of reconciliation of changes in intangible assets and goodwill

	Year ended June 30,
(in € thousands)	2021	2022	2023
Cost
Beginning of fiscal year	3,366	4,404	4,587
Additions	1,038	183	592
End of fiscal year	4,404	4,587	5,179

Accumulated depreciation and impairment
Beginning of fiscal year	2,877	3,270	3,841
Amortization charge of the year	393	571	532
End of fiscal year	3,270	3,841	4,373
Carrying amount at end of year	1,134	745	806

Trademarks
Intangible assets and goodwill
Schedule of assumptions used for impairment testing indefinite-lived intangible assets

	Fiscal Year
(in € thousands)	2022	2023
Discount rate MYTHERESA	14.4%	10.6%
Discount rate THERESA	10.2%	10.2%
Royalty rate	2.0%	2.0%
Terminal revenue growth rate	2.0%	2.0%

Goodwill
Intangible assets and goodwill
Schedule of assumptions used for impairment testing indefinite-lived intangible assets

	Fiscal Year
(in € thousands)	2022	2023
Online
Budgeted revenue growth rate (average of next five years)	20.4%	17.3%
EBITDA margin in Terminal value	9.2%	7.8%
Terminal growth rate	2.0%	2.0%
Pre-Tax Discount rate	19.4%	13.8%
Retail store
Budgeted revenue growth rate (average of next five years)	1.2%	1.7%
EBITDA margin in Terminal value	29.8%	32.9%
Terminal growth rate	2.0%	2.0%
Pre-Tax Discount rate	11.5%	12.6%